Organization and business description (Tables)	12 Months Ended
Dec. 31, 2021
Organization and business description (Tables)
Schedule of operates several subsidiaries
Company name	Ownership	Place and Date of incorporation	Paid-up capital	Principal activities
Industrial Technical Corporation Hong Kong Limited	100%	HKSAR / May 6 2008	Euro 500,000 and HK$10,000	Trading of the precision parts of agricultural equipment and machinery
Fortschritt China Agritech Limited	100%	HKSAR / June 13 2016	HK$ 100	Investment holding
Fortschritt Qingdao Agritech Ltd.	100%	PRC / December 22 2016	-	Design and engineering of the precision parts of agricultural equipment and machinery
Qingdao CSSC Technical Products Ltd.	100%	PRC / August 18 2005	$ 1,230,000	Design and engineering of the precision parts of agricultural equipment and machinery